UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191




Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)




1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)




Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)




Registrant's telephone number, including area code: (585) 624-3150


Date of fiscal year end: June 30

Date of reporting period: September 30, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
September 30, 2006
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 76.0%
-----------
Medical Products and Supplies - 11.4%
 Biomet Inc.                      8,000            273,527           257,520
 Johnson & Johnson                2,400            136,714           155,856
 Polymedica Corporation           3,200             83,194           136,992
                                               -----------       -----------
                                                   493,435           550,368
Computers - Software - 9.9%
 Microsoft Corp.                  6,200            151,626           169,570
 Oracle                          11,000            119,262           195,140
 Synopsis, Inc.                   5,600            115,460           110,432
                                               -----------       -----------
                                                   386,347           475,142
Banking and Finance - 7.5%
 FIserv, Inc                      3,000             75,229           141,270
 National City Corp               2,200             55,431            80,520
 New York Community Bancorp       8,500            142,304           139,230
                                               -----------       -----------
                                                   272,964           361,020
Electrical Equipment - 6.9%
 Corning Inc.                     7,300             71,366           178,193
 General Electric Co.             4,300            125,562           151,790
                                               -----------       -----------
                                                   196,928           329,983
Computers - Networking - 4.9%
 Cisco Systems, Inc.              3,800             55,371            87,324
 Spectralink Corp                18,300            177,038           150,243
                                               -----------       -----------
                                                   232,410           237,567
Commercial Services - 4.4%
 Affiliated Computer Services Inc.2,700            134,417           140,022
 Paychex, Inc.                    2,000             64,090            73,700
                                               -----------       -----------
                                                   198,507           213,722
Insurance - 4.1%
 Gallagher Arthur J & Co.         7,400            213,595           197,358
Utilities - Natural Resources - 3.1%
 Chesapeake Utilities Corp        3,100             57,194            93,155
 NiSource Inc                     2,500             46,325            54,350
                                               -----------       -----------
                                                   103,519           147,505
Semiconductors - 2.9%
 Intel Corp.                      6,800            152,453           139,876
Retail - General - 2.8%
 Dollar General                   9,879            144,817           134,651
Paper and Related Products - 2.8%
 Avery Dennison Corp              2,200            114,734           132,374
Office Equipment - 2.6%
 Xerox Corp.                      8,000            118,582           124,480
Pharmaceuticals - 2.3%
 Mylan Laboratories Inc.          5,400            110,246           108,702
Automotive - 2.2%
 Pep Boys - Manny, Moe & Jack     8,400            122,032           107,940
Computers - Hardware - 2.1%
 Dell Corp.                       4,350            104,451            99,354
Consumer Nondurables - 2.0%
 Alberto Culver Co                1,900             82,294            96,121
Foods & Beverages - 1.6%
 Sensient Technologies            4,000             80,550            78,280
Instruments - 1.3%
 Checkpoint Systems, Inc.         3,700             32,717            61,087
Shoes & Leather - 1.2%
 Genesco Inc                      1,700             25,830            58,599
                                               -----------       -----------
Total Investments - 76.0%                        3,186,410         3,654,129

Other Assets less Liabilities - 24.0%                              1,137,998
                                               -----------       -----------
TOTAL PORTFOLIO                                  4,324,408         4,792,126
                                               ===========       ===========


Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
September 30, 2006
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 85.9%
-------------
Medical Products and Supplies - 12.1%
 Bausch & Lomb Inc.                   600           31,472            30,078
 Greatbatch Technologies            1,200           31,766            27,144
 Johnson & Johnson                    300           17,108            19,482
                                               -----------       -----------
                                                    80,347            76,704
Electrical Equipment - 10.5%
 Corning Inc.                       1,000            7,874            24,410
 General Electric Co.                 550           15,917            19,415
 Ultralife Batteries, Inc.          2,200           12,432            22,902
                                               -----------       -----------
                                                    36,223            66,727
Commercial Services - 5.1%
 Harris Interactive Inc.            2,600            8,918            15,860
 Paychex, Inc.                        450           11,885            16,583
                                               -----------       -----------
                                                    20,803            32,443
Automotive - 4.7%
 Monro Muffler Brake Inc              500            9,880            17,005
 Pep Boys - Manny, Moe & Jack       1,000           14,532            12,850
                                               -----------       -----------
                                                    24,412            29,855
Real Estate & Related - 4.0%
 Home Properties, Inc.                200            5,624            11,432
 Sovran Self Storage                  250            6,892            13,888
                                               -----------       -----------
                                                    12,516            25,320
Aerospace - 4.0%
 Moog, Inc. Class A                   337            2,926            11,680
 Northrop Grumman                     200            2,536            13,614
                                               -----------       -----------
                                                     5,462            25,294
Electronics Components - 3.9%
 Astronics Corp.                    1,431            7,065            22,538
 IEC Electronics Corp.              2,000            1,530             2,180
                                               -----------       -----------
                                                     8,595            24,718
Computers - Software - 3.7%
 Oracle                             1,300           16,642            23,062
 Veramark Tech Inc.                 1,050            6,181               630
                                               -----------       -----------
                                                    22,823            23,692
Foods & Beverages - 3.6%
 Constellation Brands, Inc.           800            5,017            23,024
Metal Fabrication & Hardware - 3.3%
 Graham Corp.                       1,200            4,804            21,108
Railroads - 3.3%
 Genesee & Wyoming Class A            900            2,522            20,898
Retail - Specialty - 3.2%
 Christopher & Banks Corp.            700           12,105            20,636
Computers - Networking - 2.9%
 Performance Technologies, Inc.     2,700           23,103            18,360
Utilities - Natural Resources - 2.9%
 National Fuel Gas Co.                500           11,250            18,175
Photographic Equipment and Suppliers - 2.8%
 Eastman Kodak                        800           20,746            17,920
Office Equipment - 2.7%
 Xerox Corp.                        1,100           18,570            17,116
Steel - 2.6%
 Gilbraltar Industries Inc.           750            8,975            16,635
Computers - Services - 2.3%
 Computer Task Group Inc.           3,700           15,799            14,726
Airlines - 2.2%
 Southwest Airlines Co.               850           15,105            14,161
Computers - Distributors - 1.8%
 Ingram Micro                         600           10,909            11,496
Retail - General - 1.4%
 Dollar General                       650            9,065             8,860
Computers - Hardware - 1.3%
 Dell Corp.                           350           10,734             7,994
Packaging & Containers - 1.3%
 Mod Pac Corporation                  715            3,461             8,006
Machinery - 0.3%
 Columbus McKinnon Corp               100            2,344             1,803
Industrial Materials - 0.1%
 Servotronics, Inc.                   100              937               610
                                               -----------       -----------
Total Investments - 85.9%                          386,628           546,280

Other Assets less Liabilities - 14.1%                                 87,502
                                               -----------       -----------
TOTAL PORTFOLIO                                    474,130           633,783
                                               ===========       ===========


Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.





Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) [Omit]

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) [Omit]


5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.



Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 27, 2006




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 27, 2006